Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2021
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 2,372	$ 2,511	$ 2,013
Bank guarantees	$ 54	4
Minimum interest on license agreement	49.00%
Provisions	$ 240	298	$ 349	$ 2,500
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 23	$ 20